Summary of Significant Accounting Policies - Schedule of Fair Value of Derivative Liability (Details)	6 Months Ended
Mar. 31, 2026
CB@2025/07/17 [Member]
Schedule of Fair Value of Derivative Liability [Line Items]
Expected term (in years)	2 years
Volatility	55.18%
Risk free interest rate	3.99%
Dividend yield	0.00%
CB@2025/09/30 [Member]
Schedule of Fair Value of Derivative Liability [Line Items]
Expected term (in years)	1 year 9 months 18 days
Volatility	52.67%
Risk free interest rate	3.69%
Dividend yield	0.00%
CB@2025/10/06 [Member]
Schedule of Fair Value of Derivative Liability [Line Items]
Expected term (in years)	1 year 9 months 10 days
Volatility	52.97%
Risk free interest rate	3.69%
Dividend yield	0.00%
CB@2025/12/31 [Member]
Schedule of Fair Value of Derivative Liability [Line Items]
Expected term (in years)	1 year 6 months 18 days
Volatility	67.43%
Risk free interest rate	3.47%
Dividend yield	0.00%
CB@2026/01/06 [Member]
Schedule of Fair Value of Derivative Liability [Line Items]
Expected term (in years)	1 year 6 months 10 days
Volatility	67.58%
Risk free interest rate	3.46%
Dividend yield	0.00%
CB@2026/01/07 [Member]
Schedule of Fair Value of Derivative Liability [Line Items]
Expected term (in years)	1 year 6 months 10 days
Volatility	67.54%
Risk free interest rate	3.47%
Dividend yield	0.00%
CB@2026/01/13 [Member]
Schedule of Fair Value of Derivative Liability [Line Items]
Expected term (in years)	1 year 6 months 3 days
Volatility	67.77%
Risk free interest rate	3.51%
Dividend yield	0.00%
CB@2026/01/22 [Member]
Schedule of Fair Value of Derivative Liability [Line Items]
Expected term (in years)	1 year 5 months 26 days
Volatility	66.84%
Risk free interest rate	3.57%
Dividend yield	0.00%
CB@2026/01/23 [Member]
Schedule of Fair Value of Derivative Liability [Line Items]
Expected term (in years)	1 year 5 months 23 days
Volatility	66.97%
Risk free interest rate	3.56%
Dividend yield	0.00%
CB@2026/02/02 [Member]
Schedule of Fair Value of Derivative Liability [Line Items]
Expected term (in years)	1 year 5 months 15 days
Volatility	67.34%
Risk free interest rate	3.53%
Dividend yield	0.00%
CB@2026/03/04 [Member]
Schedule of Fair Value of Derivative Liability [Line Items]
Expected term (in years)	1 year 4 months 13 days
Volatility	62.45%
Risk free interest rate	3.56%
Dividend yield	0.00%
CB@2026/03/17 [Member]
Schedule of Fair Value of Derivative Liability [Line Items]
Expected term (in years)	1 year 3 months 29 days
Volatility	60.69%
Risk free interest rate	3.64%
Dividend yield	0.00%
CB@2026/03/31 [Member]
Schedule of Fair Value of Derivative Liability [Line Items]
Expected term (in years)	1 year 3 months 18 days
Volatility	59.77%
Risk free interest rate	3.74%
Dividend yield	0.00%